Unit-Based Compensation - Holdings' Incentive Units (Details) - 2014 Membership Unit Incentive Plan ("2014 Plan") - Management - Incentive Units - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Compensation costs
Unit-based compensation costs	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Holdings'
Holdings' Incentive Units
Non-vested, outstanding	3,000,000		3,000,000		3,000,000
Issued (in units)			0		0
Vesting period, in years			3 years		3 years
Holdings' | Vesting Year One
Holdings' Incentive Units
Vesting percentage			25.00%		25.00%
Holdings' | Vesting Year Two
Holdings' Incentive Units
Vesting percentage			25.00%		25.00%
Holdings' | Vesting Year Three
Holdings' Incentive Units
Vesting percentage			50.00%		50.00%